Investments - Financial Information of Synergy Ballard JVCo (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2016	Dec. 31, 2022	Dec. 31, 2021
Investment Other Entities [Roll Forward]
Investments, beginning balance		$ 70,292
Equity in loss		(11,617)	$ (16,140)
Investments, ending balance		66,357	70,292
Synergy Ballard JVCo
Investment Other Entities [Roll Forward]
Investments, beginning balance		0	0
Recognition of 49% profit on inventory not yet sold to third party, net		18	56
Equity in loss		(18)	(56)
Investments, ending balance		$ 0	$ 0
Proportion of ownership interest in joint venture	90.00%	10.00%	10.00%